Statements of financial position - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 3,798,412	$ 2,495,548
Silver bullion	871,613,584	954,587,514
Prepaid assets	72,198	221,640
Total assets	875,484,194	957,304,702
Current liabilities
Accounts payable	538,595	213,522
Total liabilities	538,595	213,522
Equity
Unitholders' capital	1,594,445,778	1,593,850,376
Unit premiums and reserves	67,142	67,142
Retained earnings (deficit)	(652,728,619)	(570,219,256)
Underwriting commissions and issue expenses	(66,838,702)	(66,607,082)
Total equity (note 7)	874,945,599	957,091,180
Total liabilities and equity	$ 875,484,194	$ 957,304,702
Total equity per Unit	$ 5.82	$ 6.40